Income Taxes (Tables)	12 Months Ended
	Dec. 31, 2025	Jul. 31, 2025
Titan Pharmaceuticals Inc [Member]
Schedule of Deferred Tax Assets

	As of December 31,
(in thousands of U.S. dollars)	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$45,516	$49,611
Research credit carryforwards	8,731	9,214
Other, net	895	1,655
Total deferred tax assets	55,142	60,480
Deferred tax liabilities:
Other, net	-	-
Total deferred tax liabilities	-	-
Valuation allowance	(55,142)	(60,480)
Net deferred tax assets	$-	$-

Schedule of Reconciliation Actual Benefit of (provision For) Income Taxes

The provision for income taxes is zero due to operating losses. The effective tax rate of our provision (benefit) for income taxes differs from the federal statutory rate as follows:

	For the Years Ended December 31,
(in thousands of U.S. dollars)	2025	2024
Computed at 21%	$(522)	$(980)
State taxes	-	(436)
Change in valuation allowance	(5,116)	(4,547)
Other	171	1
Stock based compensation	273	74
Research and development credits	(161)	(185)
Tax attributes expirations	5,355	6,082
Impact of IRC 162m	-	(8)
Total	$-	$1

TALENTEC SDN. BHD. [Member]
Schedule of Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following items:

	For the years ended July 31,
	2024	2025
Deferred tax assets:
Net operating loss carry-forwards	$189,010	$146,561
Total deferred tax assets	189,010	146,561
Less: Valuation allowance	(189,010)	(146,561)
Total deferred tax assets, net	$-	$-

Schedule of Reconciliation Actual Benefit of (provision For) Income Taxes

A reconciliation between the Group’s actual provision for income taxes at the Malaysian statutory rate is as follows:

	For the years ended July 31,
	2024	2025
Income before income tax expense	$153,227	$209,911
Income tax expense at the statutory rate of 17%	26,049	35,685
Tax effect of non-deductible expense	124	3,341
Tax effect of other temporary differences	1,094	(3,132)
Unrecognized deferred tax assets	(25,871)	8,575
Utilize prior year tax losses which not recorded deferred tax assets	(1,396)	(44,469)
Income taxes expense	$-	$-

Schedule of Components of Income Before Income Taxes

The components of loss/income before income taxes were comprised of the following:

	For the years ended July 31,
	2024	2025
Tax jurisdictions from:
-Malaysia	$145,017	$260,353
-Singapore	8,210	(50,442)
Income before income taxes	$153,227	$209,911

Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following:

For the years ended July 31,
	2024	2025
Current:
-Malaysia	$-	$-
-Singapore	-	-

Deferred:
-Malaysia	-	-
-Singapore	-	-
Income tax expense	$-	$-

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	For the years ended July 31,
	2024	2025
Balance at the beginning of the year	$242,146	$189,010
Additions	(1,396)	8,575
Utilization	(47,446)	(59,233)
Foreign exchange effect	(4,294)	8,208
Balance at the end of the year	$189,010	$146,561